Dividends (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Cash Dividends [Abstract]
Dividends
Dividends declared during the three and six months ended June 30, 2018 and 2017 were as follows:

	Three Months Ended June 30
	2018			2017
	Dividend	Dividend per share		Dividend	Dividend per share
Common shares	$60,739		$0.1282	$45,034		$0.1165
Series A preferred shares	$1,046	C$	0.2813	$1,003	C$	0.2813
Series D preferred shares	$968	C$	0.3125	$930	C$	0.3125